Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

NYSE

17010082

January 10, 2017

Received SEC

JAN 11 2017

Washington, DC 20549

CERT NYS

File No. 001-09246

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 3.684% Fixed Rate Senior Notes due 2023, Floating Rate Senior Notes due 2023, 4.337% Fixed Rate Senior Notes due 2028, and 4.950% Fixed Rate Senior Notes due 2047 of Barclays PLC. under the Exchange Act of 1934.

Sincerely,